SEGMENT INFORMATION - Capital Expenditures (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Total capital expenditures	$ 437,912	$ 1,455,842	$ 1,637,305
Macau [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	432,806	1,325,049	1,207,477
Mocha Clubs [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	7,763	6,446	13,116
Altira Macau [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	3,031	18,404	21,984
City of Dreams [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	359,258	331,503	264,922
Studio City [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	62,754	968,696	907,455
City of Dreams Manila [Member] | The Philippines [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	3,621	98,884	405,196
Corporate and Others [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	$ 1,485	$ 31,909	$ 24,632